Trade and Other (Non-) Current Assets - Summary of Trade and Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Current
Trade receivables - net	€ 113,518	€ 91,451		€ 79,128
Taxes receivable	12,415	5,416		5,716
Accrued revenue	36,575	34,560		39,442
Prepaid expenses and other current assets	17,278	16,394		17,650
Trade and other current assets	€ 179,786	€ 147,821	[1]	€ 141,936	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.